Note 6 - Asset Acquisition (Details Textual) $ in Millions	Jun. 15, 2022 USD ($)
CPP Asset Acquisition [Member] | Maximum [Member]
Asset Acquisition, Contingent Consideration, Liability, Total	$ 60